Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (7,735,452)	$ (6,528,082)	$ (10,247,133)	$ (38,043,362)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,057,638	2,485,166	3,249,194	1,653,819
Amortization of loan discount and fees	2,220,549	1,956,355	3,937,007	6,506,384
Impairment of intangible assets	600,000
Loss on extinguishment of debt		689,100	716,517
Loss on disposition of business		1,523,940	1,523,940
Stock-based compensation	169,262	308,511	408,810	602,038
Shares issued for services	312,634	1,656,417	1,656,428
Change in credit reserve	(151,611)	354,282	202,761	(118,840)
Change in fair value of contingent consideration		(10,698,475)	(10,698,475)	564,303
Discontinued operation		7,666
Non-cash lease expense	817,077
Deferred tax expense			368,034
Deferred offering costs				367,696
Fees incurred in connection with debt financings				568,149
Change in fair value of warrant liability				(18,223)
Change in fair value of derivative liability				(1,354,434)
Impairment of goodwill and intangible assets				5,503,095
Loss from discontinued operations, net of tax				10,928,643
Forgiveness of Payroll Protection Program				(1,760,755)
Changes in operating assets and liabilities:
Accounts receivable, net	(201,501)	153,479	497,771	(452,030)
Due from factor	51,153	72,220	144,755	655,708
Inventory	(190,918)	514,955	375,682	479,394
Prepaid expenses and other current assets	(76,637)	(366,615)	551,259	(445,798)
Accounts payable	(1,287,018)	182,242	1,900	892,120
Accrued expenses and other liabilities	477,945	1,088,763	1,047,430	1,631,512
Deferred revenue		(183,782)	(183,782)
Due to related parties	26,909			298,943
Lease liabilities	(490,000)
Accrued interest payable	106,701	326,219	434,958	984,358
Assets and liabilities of discontinued operations				(210,426)
Net cash used in operating activities	(3,293,269)	(6,457,639)	(6,012,942)	(10,767,706)
Cash flows from investing activities:
Cash disposed		(18,192)		(7,247,303)
Cash acquired (consideration) pursuant to business combination				(7,247,303)
Purchase of property, equipment and software	(23,801)	(27,855)	(29,675)	(61,286)
Deposits	(77,280)	87,378	118,494	(60,548)
Net cash provided by (used in) investing activities	(101,081)	41,331	88,819	(7,369,137)
Cash flows from financing activities:
Repayments from related party advances		(218,967)	(155,205)
Advances from factor		154,073	154,073	(3,096)
Repayment of contingent consideration				(645,304)
Proceeds from venture debt				237,500
Issuance of loans and note payable	790,977	5,799,989	5,479,611	3,280,360
Repayments of convertible notes and loan payable	(2,484,248)	(8,840,092)	(10,129,811)	(7,350,276)
Issuance of convertible notes payable				6,951,250
Issuance of common stock in public offering		10,000,003		19,347,446
Exercise of warrants		1,167,566
Offering costs		(1,854,622)		(2,921,216)
Insurance for common stock for cash	5,356,194		8,145,381
Proceeds from exercise of warrants			1,167,566
Net cash provided by financing activities	3,662,923	6,207,950	4,661,614	18,896,664
Net change in cash and cash equivalents	268,573	(208,357)	(1,262,509)	759,820
Cash and cash equivalents at beginning of year	20,773	1,283,282	1,283,282	523,462
Cash and cash equivalents at end of year			20,773	1,283,282
Less: cash of discontinued operations				7,666
Cash and cash equivalents at end of period	289,346	1,067,259	20,773	1,275,616
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	1,684,248	1,176,305	711,815	734,869
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes into preferred stock		5,759,177	5,759,177
Conversion of notes into common stock				11,983,389
Right of use asset	425,634	467,738	467,738	102,349
Shares issued for services and conversion of accounts payable	313,816
Conversion of preferred shares into common stock	19
Warrants issued in connection with note				1,368,741
Derivative liability in connection with convertible note				559,957
Conversion of related party notes and payables into preferred and common stock				6,300,000
Conversion of venture debt into preferred stock
Cash and cash equivalents at beginning of period	$ 20,773	$ 1,275,616	$ 1,275,616